Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Operating lease expense and supplemental cash flow information related to operating leases
Supplemental cash flow information related to operating leases was as follows:

	For the years ended December 31,
	2020	2021	2021
	RMB	RMB	US$
	(In millions)
Cash payments for operating leases	5,187	4,238	665
ROU assets obtained in exchange for operating lease liabilities	2,841	4,434	696

Schedule of future lease payments under operating leases
Future lease payments under operating leases as of December 31, 2021 were as follows:

	Operating leases
	RMB	US$
	(In millions)
Year ending December 31,
2022	2,946	462
2023	2,307	362
2024	1,755	275
2025	1,070	168
2026	595	93
Thereafter	603	95

Total future lease payments	9,276	1,455
Less: Imputed interest	845	131

Total lease liability balance	8,431	1,324